ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
1
Shares Security Description Value
Common Stock - 92.9%
Basic Materials - 1.4%
18,567 LifeMD, Inc.
(a)
$ 97,291
22,490 Northern Technologies International Corp. 276,402
12,059 Proto Labs, Inc.
(a)
354,173
98,171 Taseko Mines, Ltd.
(a)
247,391
8,300 Universal Stainless & Alloy Products,
Inc.
(a)
320,629
1,295,886
Consumer Discretionary - 10.4%
41,800 Arhaus, Inc.
(a)
514,558
6,907 Beazer Homes USA, Inc.
(a)
236,012
13,145 Blue Bird Corp.
(a)
630,434
7,093 Civeo Corp. 194,348
8,677 Climb Global Solutions, Inc. 863,709
52,705 Duluth Holdings, Inc., Class B
(a)
198,171
74,910 Fluent, Inc.
(a)
274,171
24,514 Gray Television, Inc. 131,395
20,505 Guess?, Inc. 412,766
43,337 Holley, Inc.
(a)
127,844
18,887 Hudson Technologies, Inc.
(a)
157,518
74,419 Interface, Inc. 1,411,728
5,956 Jack in the Box, Inc. 277,192
2,802 Kura Sushi USA, Inc., Class A
(a)
225,729
21,149 Lands' End, Inc.
(a)
365,243
8,866 Malibu Boats, Inc., Class A
(a)
344,089
83,055 Motorcar Parts of America, Inc.
(a)
613,776
21,277 Portillo's, Inc., Class A
(a)
286,601
4,199 Rocky Brands, Inc. 133,780
1,243 Shoe Carnival, Inc. 54,506
9,909 The Lovesac Co.
(a)
283,893
58,283 The ONE Group Hospitality, Inc.
(a)
214,481
19,730 Travelzoo
(a)
237,747
27,940 Universal Technical Institute, Inc.
(a)
454,304
10,780 Viad Corp.
(a)
386,247
675 Victoria's Secret & Co.
(a)
17,348
37,225 Vivid Seats, Inc., Class A
(a)
137,733
18,005 Zumiez, Inc.
(a)
383,507
9,568,830
Consumer Staples - 1.9%
25,100 B&G Foods, Inc. 222,888
55,120 Cronos Group, Inc.
(a)
120,713
54,414 SunOpta, Inc.
(a)
347,161
7,150 The Chefs' Warehouse, Inc.
(a)
300,372
45,849 The Hain Celestial Group, Inc.
(a)
395,677
8,379 The Vita Coco Co., Inc.
(a)
237,209
2,853 Vital Farms, Inc.
(a)
100,055
1,724,075
Energy - 5.0%
18,311 American Superconductor Corp.
(a)
432,140
110,406 Berry Corp. 567,487
13,600 Civitas Resources, Inc. 689,112
14,011 DMC Global, Inc.
(a)
181,863
62,110 Geospace Technologies Corp.
(a)
642,217
19,100 Hallador Energy Co.
(a)
180,113
16,912 Innovex International, Inc.
(a)
248,268
103,851 Newpark Resources, Inc.
(a)
719,688
33,784 Oil States International, Inc.
(a)
155,406
15,500 Stabilis Solutions, Inc.
(a)
73,470
124,815 VAALCO Energy, Inc. 716,438
4,606,202
Shares Security Description Value
Financials - 13.7%
13,710 Amalgamated Financial Corp. $ 430,083
85,100 American Coastal Insurance Corp.
(a)
959,077
7,513 Arrow Financial Corp. 215,323
7,842 Banco Latinoamericano de Comercio
Exterior SA, Class E 254,787
12,469 Bank of Marin Bancorp 250,502
12,714 Bankwell Financial Group, Inc. 380,784
8,449 Business First Bancshares, Inc. 216,886
7,034 Central Pacific Financial Corp. 207,573
5,529 Community Trust Bancorp, Inc. 274,570
10,169 Community West Bancshares 195,855
10,232 ConnectOne Bancorp, Inc. 256,312
20,255 Customers Bancorp, Inc.
(a)
940,845
4,618 Dave, Inc.
(a)
184,535
25,852 eHealth, Inc.
(a)
105,476
11,090 Enova International, Inc.
(a)
929,231
20,768 EZCORP, Inc., Class A
(a)
232,809
10,143 First Internet Bancorp 347,499
12,675 First Western Financial, Inc.
(a)
253,500
33,314 Heritage Commerce Corp. 329,142
15,486 Heritage Insurance Holdings, Inc.
(a)
189,549
2,037 Investors Title Co. 468,103
22,093 KKR Real Estate Finance Trust, Inc. REIT 272,849
6,600 LendingTree, Inc.
(a)
382,998
68,325 Medallion Financial Corp. 556,165
4,831 Mercantile Bank Corp. 211,211
7,740 Mid Penn Bancorp, Inc. 230,884
4,000 Northrim BanCorp, Inc. 284,880
18,262 OP Bancorp 227,910
14,878 PRA Group, Inc.
(a)
332,672
3,693 Preferred Bank/Los Angeles CA 296,363
3,040 QCR Holdings, Inc. 225,051
18,000 Regional Management Corp. 588,780
7,960 Texas Capital Bancshares, Inc.
(a)
568,822
6,961 Univest Financial Corp. 195,882
22,975 Veritex Holdings, Inc. 604,702
12,601,610
Health Care - 20.1%
30,589 908 Devices, Inc.
(a)
106,144
132,026 Accuray, Inc.
(a)
237,647
2,962 Addus HomeCare Corp.
(a)
394,035
29,157 ADMA Biologics, Inc.
(a)
582,848
3,710 ANI Pharmaceuticals, Inc.
(a)
221,339
19,819 Anika Therapeutics, Inc.
(a)
489,529
7,509 Arcus Biosciences, Inc.
(a)
114,813
19,525 ARS Pharmaceuticals, Inc.
(a)
283,113
16,215 Astria Therapeutics, Inc.
(a)
178,527
13,399 Axogen, Inc.
(a)
187,854
35,170 BioLife Solutions, Inc.
(a)
880,657
22,690 Cantaloupe, Inc.
(a)
167,906
12,927 CareDx, Inc.
(a)
403,646
5,993 Castle Biosciences, Inc.
(a)
170,920
257,885 ChromaDex Corp.
(a)
941,280
3,200 Corbus Pharmaceuticals Holdings, Inc.
(a)
66,016
14,522 Edgewise Therapeutics, Inc.
(a)
387,592
9,440 Electromed, Inc.
(a)
202,677
15,884 Embecta Corp. 223,964
30,182 EyePoint Pharmaceuticals, Inc.
(a)
241,154
193,154 Harvard Bioscience, Inc.
(a)
519,584
59,023 Health Catalyst, Inc.
(a)
480,447
14,192 Healthcare Services Group, Inc.
(a)
158,525
5,161 HealthStream, Inc. 148,843
51,248 InfuSystem Holdings, Inc.
(a)
343,362

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
2
Shares Security Description Value
Health Care - 20.1% (continued)
19,466 iRadimed Corp. $ 978,945
11,509 KalVista Pharmaceuticals, Inc.
(a)
133,274
5,252 Keros Therapeutics, Inc.
(a)
304,984
15,561 Kiniksa Pharmaceuticals International
PLC
(a)
388,869
68,232 KORU Medical Systems, Inc.
(a)
186,273
8,666 LeMaitre Vascular, Inc. 804,985
33,178 MannKind Corp.
(a)
208,690
3,120 Nature's Sunshine Products, Inc.
(a)
42,494
9,834 Nurix Therapeutics, Inc.
(a)
220,970
12,749 Olema Pharmaceuticals, Inc.
(a)
152,223
17,938 OrthoPediatrics Corp.
(a)
486,299
18,247 Pacira BioSciences, Inc.
(a)
274,617
28,200 Pediatrix Medical Group, Inc.
(a)
326,838
12,764 Perspective Therapeutics, Inc.
(a)
170,399
21,878 Pliant Therapeutics, Inc.
(a)
245,252
99,287 Precigen, Inc.
(a)
94,035
3,002 Prothena Corp. PLC
(a)
50,224
32,695 Quanterix Corp.
(a)
423,727
51,755 Quipt Home Medical Corp.
(a)
151,125
51,779 Savara, Inc.
(a)
219,543
20,045 Scholar Rock Holding Corp.
(a)
160,561
35,044 SI-BONE, Inc.
(a)
489,915
23,509 Stoke Therapeutics, Inc.
(a)
288,926
10,308 Supernus Pharmaceuticals, Inc.
(a)
321,403
19,230 Syndax Pharmaceuticals, Inc.
(a)
370,178
132,931 Taysha Gene Therapies, Inc.
(a)
267,191
25,771 The Joint Corp.
(a)
294,820
18,049 The Pennant Group, Inc.
(a)
644,349
4,457 US Physical Therapy, Inc. 377,196
4,938 Utah Medical Products, Inc. 330,402
20,742 Voyager Therapeutics, Inc.
(a)
121,341
6,495 Xenon Pharmaceuticals, Inc.
(a)
255,708
20,137 Zymeworks, Inc.
(a)
252,719
44,101 Zynex, Inc.
(a)
359,864
18,530,761
Industrials - 19.7%
12,256 ACM Research, Inc., Class A
(a)
248,797
37,508 AerSale Corp.
(a)
189,415
27,536 Barrett Business Services, Inc. 1,032,875
5,454 Bel Fuse, Inc., Class B 428,194
87,833 BGSF, Inc. 739,554
7,712 BlueLinx Holdings, Inc.
(a)
812,999
43,986 Columbus McKinnon Corp. 1,583,496
35,570 Commercial Vehicle Group, Inc.
(a)
115,602
39,461 Conduent, Inc.
(a)
159,028
24,955 Core Molding Technologies, Inc.
(a)
429,476
4,064 CRA International, Inc. 712,500
22,990 Daktronics, Inc.
(a)
296,801
212,800 DHI Group, Inc.
(a)
391,552
17,421 Ducommun, Inc.
(a)
1,146,824
12,716 Energy Recovery, Inc.
(a)
221,131
3,690 Graham Corp.
(a)
109,187
33,489 Great Lakes Dredge & Dock Corp.
(a)
352,639
42,813 Information Services Group, Inc. 141,283
13,178 Insteel Industries, Inc. 409,704
23,011 Kornit Digital, Ltd.
(a)
594,489
35,411 Mayville Engineering Co., Inc.
(a)
746,464
3,799 Mesa Laboratories, Inc. 493,338
21,725 Myers Industries, Inc. 300,240
4,661 MYR Group, Inc.
(a)
476,494
6,956 Natural Gas Services Group, Inc.
(a)
132,929
49,704 Nordic American Tankers, Ltd. 182,414
Shares Security Description Value
Industrials - 19.7% (continued)
176,084 Orion Energy Systems, Inc.
(a)
$ 150,886
33,435 Park Aerospace Corp. 435,658
104,372 Paysign, Inc.
(a)
383,045
4,845 Primoris Services Corp. 281,398
67,504 Radiant Logistics, Inc.
(a)
434,051
78,128 Ranpak Holdings Corp.
(a)
510,176
28,943 Research Solutions, Inc./CA
(a)
79,014
51,085 Resources Connection, Inc. 495,525
3,186 Teekay Tankers, Ltd., Class A 185,585
3,820 The Gorman-Rupp Co. 148,789
22,921 The Real Brokerage, Inc.
(a)
127,212
12,509 The Shyft Group, Inc. 156,988
17,926 Thermon Group Holdings, Inc.
(a)
534,912
637 Transcat, Inc.
(a)
76,930
13,457 Ultralife Corp.
(a)
121,651
30,297 Vishay Precision Group, Inc.
(a)
784,692
40,353 Wabash National Corp. 774,374
18,128,311
Real Estate - 2.7%
16,132 Alpine Income Property Trust, Inc. REIT 293,602
32,656 Anywhere Real Estate, Inc.
(a)
165,892
57,440 Apartment Investment and Management
Co. REIT
(a)
519,258
9,031 BRT Apartments Corp. REIT 158,765
12,675 NET Lease Office Properties REIT 388,109
30,554 Plymouth Industrial REIT, Inc. 690,520
21,024 Whitestone REIT 284,455
2,500,601
Technology - 14.9%
38,917 A10 Networks, Inc. 561,962
83,800 ADTRAN Holdings, Inc.
(a)
496,934
52,452 Arteris, Inc.
(a)
404,929
6,496 AudioEye, Inc.
(a)
148,434
39,520 AXT, Inc.
(a)
95,638
19,607 Backblaze, Inc., Class A
(a)
125,289
7,715 Benchmark Electronics, Inc. 341,929
50,846 Blend Labs, Inc., Class A
(a)
190,673
39,350 BM Technologies, Inc.
(a)
133,790
23,034 CEVA, Inc.
(a)
556,271
836 Cohu, Inc.
(a)
21,485
17,359 Consensus Cloud Solutions, Inc.
(a)
408,804
4,430 Diebold Nixdorf, Inc.
(a)
197,844
6,512 Donnelley Financial Solutions, Inc.
(a)
428,685
5,900 EverQuote, Inc., Class A
(a)
124,431
22,214 Hurco Cos., Inc. 468,049
16,425 Ichor Holdings, Ltd.
(a)
522,479
33,700 Immersion Corp. 300,604
99,874 indie Semiconductor, Inc., Class A
(a)
398,497
42,691 inTEST Corp.
(a)
311,644
52,100 Key Tronic Corp.
(a)
298,012
87,660 Magnite, Inc.
(a)
1,214,091
31,911 Methode Electronics, Inc. 381,656
2,075 Moneylion, Inc.
(a)
86,216
6,852 NVE Corp. 547,269
17,297 OneSpan, Inc.
(a)
288,341
76,272 Outbrain, Inc.
(a)
370,682
9,116 PDF Solutions, Inc.
(a)
288,795
52,064 Photronics, Inc.
(a)
1,289,105
12,116 PROS Holdings, Inc.
(a)
224,388
76,622 Rackspace Technology, Inc.
(a)
187,724
8,063 Radware, Ltd.
(a)
179,644
14,480 Shutterstock, Inc. 512,158
35,848 Solaris Energy Infrastructure, Inc., Class A 457,420

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
3
At September 30, 2024 , the Fund held the following exchange traded futures contract:
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2024.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
* Other Financial Instruments are derivatives not reflected in the Schedule of
Investments, such as futures, which are valued at the unrealized appreciation/
(depreciation) at period end.
The Level 1 value displayed in this table is Common Stock and a Money Market
Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Shares Security Description Value
Technology - 14.9% (continued)
16,795 Tactile Systems Technology, Inc.
(a)
$ 245,375
51,174 TrueCar, Inc.
(a)
176,550
8,303 Veeco Instruments, Inc.
(a)
275,078
17,479 Viant Technology, Inc., Class A
(a)
193,493
16,594 Weave Communications, Inc.
(a)
212,403
13,666,771
Telecommunications - 0.4%
5,260 Aviat Networks, Inc.
(a)
113,774
42,595 Powerfleet, Inc. NJ
(a)
212,975
326,749
Utilities - 2.7%
45,497 Aris Water Solutions, Inc., Class A 767,534
41,923 Enviri Corp.
(a)
433,484
114,413 Select Water Solutions, Inc., Class A 1,273,417
2,474,435
Total Common Stock (Cost $74,951,462) 85,424,231
Shares Security Description Value
Money Market Fund - 6.3%
5,777,069 First American Government Obligations
Fund, Class X, 4.82%
(b)
(Cost $5,777,069) 5,777,069
Investments, at value - 99.2% (Cost $80,728,531) $ 91,201,300
Other Assets & Liabilities, Net - 0.8% 765,431
Net Assets - 100.0% $ 91,966,731
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.
Contracts Description Exp. Date
Notional
Contract
Value Value
Net
Unrealized
Depreciation
46 CME
E-mini Russell
2000 Index
Future 12/20/24 $ 4,696,359 $ 4,835,780 $ 139,421
Valuation Inputs
Investments in
Securities
Other Financial
Instruments*
Level 1 - Quoted Prices $ 91,201,300 $ 139,421
Level 2 - Other Significant
Observable Inputs – –
Level 3 - Significant
Unobservable Inputs – –
Total $ 91,201,300 $ 139,421